Employee benefits Employee Benefits - Post-Employment Benefit Plans (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of employee benefits [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	€ 6.5